Unaudited Condensed Consolidated Statements of Convertible Preferred Stock and Changes in Stockholders’ Deficit - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible | Preferred Stock
Statement [Line Items]
Balance	$ 87,140,000	$ 46,370,000	$ 46,370,000	$ 24,177,000
Balance (in Shares)	199,145,285	165,578,120	165,578,120	116,213,647
Issuance of common stock upon exercise of stock options
Proceeds from sale of Series E, net of issuance costs			$ 40,770,000
Proceeds from sale of Series E, net of issuance costs (in Shares)			33,567,165
Forgiveness of recourse note to purchase common stock
Stock-based compensation expense
Proceeds from sale of Series D, net of issuance costs				$ 14,303,000
Proceeds from sale of Series D, net of issuance costs (in Shares)				32,334,554
Conversion of convertible notes into Series D				$ 7,890,000
Conversion of convertible notes into Series D (in Shares)				17,007,606
Issuance of Series B-4 upon exercise of warrants
Issuance of Series B-4 upon exercise of warrants (in Shares)				22,313
Acquisition of fSight
Unrealized gain resulting from change in fair value of marketable securities
Net income (loss)
Balance	$ 87,140,000	$ 46,370,000	$ 87,140,000	$ 46,370,000
Balance (in Shares)	199,145,285	165,578,120	199,145,285	165,578,120
Roth CH Acquisition IV Co. | Common Stock
Statement [Line Items]
Balance	$ 334	$ 334	$ 334	$ 288
Balance (in Shares)	3,336,500	3,336,500	3,336,500	2,875,000
Remeasurement of common stock subject to redemption amount
Sale of 461,500 Private Units				$ 46
Sale of 461,500 Private Units (in Shares)				461,500
Proceeds allocated to Public Warrants
Contribution from Sponsor
Net income (loss)
Balance	$ 334	$ 334	$ 334	$ 334
Balance (in Shares)	3,336,500	3,336,500	3,336,500	3,336,500
Roth CH Acquisition IV Co. | Additional Paid-in Capital
Statement [Line Items]
Balance	$ 251,389	$ 1,267,993	$ 1,267,993	$ 24,712
Remeasurement of common stock subject to redemption amount	(326,452)		(1,152,044)	(7,799,173)
Sale of 461,500 Private Units				4,614,954
Proceeds allocated to Public Warrants				4,427,500
Contribution from Sponsor	163,181		135,440
Net income (loss)
Balance	88,118	1,267,993	251,389	1,267,993
Roth CH Acquisition IV Co. | Accumulated Deficit
Statement [Line Items]
Balance	(583,950)	(405,732)	(405,732)	(3,190)
Remeasurement of common stock subject to redemption amount
Sale of 461,500 Private Units
Proceeds allocated to Public Warrants
Contribution from Sponsor
Net income (loss)	(411,082)	(121,627)	(178,218)	(402,542)
Balance	(995,032)	(527,359)	(583,950)	(405,732)
Roth CH Acquisition IV Co.
Statement [Line Items]
Balance	(332,227)	862,595	862,595	21,810
Remeasurement of common stock subject to redemption amount	(326,452)		(1,152,044)	(7,799,173)
Sale of 461,500 Private Units				4,615,000
Proceeds allocated to Public Warrants				4,427,500
Contribution from Sponsor	163,181		135,440
Net income (loss)	(411,082)	(121,627)	(178,218)	(402,542)
Balance	(906,580)	740,968	(332,227)	862,595
Common Stock
Statement [Line Items]
Balance	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Balance (in Shares)	23,442,353	20,580,109	20,580,109	19,989,902
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)	602,330	114,844	2,862,244	590,207
Proceeds from sale of Series E, net of issuance costs
Forgiveness of recourse note to purchase common stock
Stock-based compensation expense
Proceeds from sale of Series D, net of issuance costs
Conversion of convertible notes into Series D
Issuance of Series B-4 upon exercise of warrants
Acquisition of fSight	$ 1,000
Acquisition of fSight (in Shares)	5,598,751
Unrealized gain resulting from change in fair value of marketable securities
Net income (loss)
Balance	$ 3,000	$ 2,000	$ 2,000	$ 2,000
Balance (in Shares)	29,643,434	20,694,953	23,442,353	20,580,109
Additional Paid-in Capital
Statement [Line Items]
Balance	$ 6,521,000	$ 5,383,000	$ 5,383,000	$ 5,111,000
Issuance of common stock upon exercise of stock options	91,000	17,000	325,000	93,000
Proceeds from sale of Series E, net of issuance costs
Forgiveness of recourse note to purchase common stock
Stock-based compensation expense	366,000	26,000	813,000	179,000
Proceeds from sale of Series D, net of issuance costs
Conversion of convertible notes into Series D
Issuance of Series B-4 upon exercise of warrants
Acquisition of fSight	10,077,000
Unrealized gain resulting from change in fair value of marketable securities
Net income (loss)
Balance	17,055,000	5,426,000	6,521,000	5,383,000
Notes Receivable from Related Parties
Statement [Line Items]
Balance		(103,000)	(103,000)	(103,000)
Issuance of common stock upon exercise of stock options
Proceeds from sale of Series E, net of issuance costs
Forgiveness of recourse note to purchase common stock			103,000
Stock-based compensation expense
Proceeds from sale of Series D, net of issuance costs
Conversion of convertible notes into Series D
Issuance of Series B-4 upon exercise of warrants
Acquisition of fSight
Unrealized gain resulting from change in fair value of marketable securities
Net income (loss)
Balance		(103,000)		(103,000)
Accumulated Deficit
Statement [Line Items]
Balance	(62,215,000)	(55,178,000)	(55,178,000)	(50,315,000)
Issuance of common stock upon exercise of stock options
Proceeds from sale of Series E, net of issuance costs
Forgiveness of recourse note to purchase common stock
Stock-based compensation expense
Proceeds from sale of Series D, net of issuance costs
Conversion of convertible notes into Series D
Issuance of Series B-4 upon exercise of warrants
Acquisition of fSight
Unrealized gain resulting from change in fair value of marketable securities
Net income (loss)	6,910,000	(5,697,000)	(7,037,000)	(4,863,000)
Balance	(55,305,000)	(60,875,000)	(62,215,000)	(55,178,000)
Accumulated Comprehensive Income
Statement [Line Items]
Balance
Issuance of common stock upon exercise of stock options
Stock-based compensation expense
Acquisition of fSight
Unrealized gain resulting from change in fair value of marketable securities	14,000
Net income (loss)
Balance	14,000
Balance	(55,692,000)	(49,896,000)	(49,896,000)	(45,305,000)
Issuance of common stock upon exercise of stock options	$ 91,000	17,000	$ 325,000	93,000
Issuance of common stock upon exercise of stock options (in Shares)	596,080		2,862,244
Proceeds from sale of Series E, net of issuance costs
Forgiveness of recourse note to purchase common stock			103,000
Stock-based compensation expense	$ 366,000	26,000	813,000	179,000
Proceeds from sale of Series D, net of issuance costs
Conversion of convertible notes into Series D
Issuance of Series B-4 upon exercise of warrants
Acquisition of fSight	10,078,000
Unrealized gain resulting from change in fair value of marketable securities	14,000
Net income (loss)	6,910,000	(5,697,000)	(7,037,000)	(4,863,000)
Balance	$ (38,233,000)	$ (55,550,000)	$ (55,692,000)	$ (49,896,000)